Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Schedule of Estimated Useful Lives of Assets and Property and Equipment, Net

Property and equipment, net consists of the following (in thousands):

	As of December 31,
	2020	2019
Computer equipment and software	$116	$373
Furniture, fixtures and other	147	768
Laboratory equipment	289	377
Leasehold improvements	16	449
	568	1,967
Accumulated depreciation	(462)	(1,622)
Property and equipment, net	$106	$345